Document and Entity Information	Dec. 14, 2023
Cover [Abstract]
Entity Registrant Name	Local Bounti Corporation/DE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001840780
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	400 W. Main St.
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	(800)
Local Phone Number	640-4016
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Entity Emerging Growth Company	true
Entity Ex Transition Period	false